Inventories, Net Of Customer Advances	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Inventories, Net Of Customer Advances	INVENTORIES, NET OF CUSTOMER ADVANCES

The following table presents the components of other inventories, net of customer advances as of December 31, 2017 and 2016.

	December 31,
	2017	2016
Cost incurred on long-term contracts in progress	$612,763	$650,721
Raw materials	342,274	310,780
Advances to suppliers and subcontractors	57,726	52,728
	1,012,763	1,014,229
Less -
Cost incurred on contracts in progress deducted from customer advances	34,523	65,032
Advances received from customers (*)	52,596	65,418
Provision for losses on long-term contracts	22,690	43,513
	$902,954	$840,266

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).